Average Annual Total Returns - ClearBridge Small Cap Fund	Mar. 01, 2021
Class R
Average Annual Return:
1 Year	2.80%
5 Years	11.43%
10 Years	8.88%
Class A2
Average Annual Return:
1 Year	(2.89%)
5 Years	10.26%
10 Years		[1]
Since Inception	8.47%
Inception Date	Aug. 01, 2014
Class I
Average Annual Return:
1 Year	3.43%
5 Years	12.06%
10 Years	9.56%
Class A
Average Annual Return:
1 Year	(2.70%)
5 Years	10.48%
10 Years	8.67%
Class C
Average Annual Return:
1 Year	1.44%
5 Years	10.98%
10 Years	8.48%
Class C | After Taxes on Distributions
Average Annual Return:
1 Year	1.43%
5 Years	9.48%
10 Years	6.86%
Class C | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.86%
5 Years	8.40%
10 Years	6.42%
Class FI
Average Annual Return:
1 Year	3.13%
5 Years	11.66%
10 Years	9.14%
Class IS
Average Annual Return:
1 Year	3.57%
5 Years		[1]
10 Years		[1]
Since Inception	9.29%
Inception Date	Sep. 08, 2017

[1]	N/A